Document and Entity Information	Jun. 06, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828105
Document Type	8-K
Document Period End Date	Jun. 06, 2022
Entity Registrant Name	Hippo Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39711
Entity Tax Identification Number	32-0662604
Entity Address, Address Line One	150 Forest Avenue
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	294-8463
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	HIPO
Security Exchange Name	NYSE
Warrants To Purchase Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	HIPO.WS
Security Exchange Name	NYSE